STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 8,329,472
Employer	6,129,766
Rollovers	2,616,973
Total contributions	17,076,211
Net investment income:
Dividends and interest	9,615,151
Net appreciation in fair value of investments	25,277,851
Total net investment income	34,893,002
Interest income from notes receivable from participants	220,633
Total additions	52,189,846
Deductions from net assets attributed to:
Benefits paid to participants	30,222,129
Total deductions	228,594
Total deductions	30,450,723
Net increase	21,739,123
Beginning of plan year	221,960,060
End of plan year	$ 243,699,183